Offsetting Assets and Liabilities - Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Effect of offsetting of the Company's recognized assets
Gross Amounts of Recognized Assets	$ 363	$ 723
Credit default swaps
Effect of offsetting of the Company's recognized assets
Gross Amounts of Recognized Assets	363	723
Assets Presented in the Consolidated Balance Sheets	363	723
Net Amount	$ 363	$ 723